Revenue - Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Millions	Mar. 31, 2025 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 1,490.7
LIONS GATE ENTERTAINMENT CORP [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	1,529.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 935.0
Remaining Performance Obligations, performance period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01 | LIONS GATE ENTERTAINMENT CORP [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 974.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 376.3
Remaining Performance Obligations, performance period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01 | LIONS GATE ENTERTAINMENT CORP [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 376.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 128.7
Remaining Performance Obligations, performance period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-04-01 | LIONS GATE ENTERTAINMENT CORP [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 128.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 50.7
Remaining Performance Obligations, performance period
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-04-01 | LIONS GATE ENTERTAINMENT CORP [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 50.7